                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 2001
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Oakmont Corporation
                 -------------------------------
   Address:      865 S. Figueroa St.
                 -------------------------------
                 Suite 700
                 -------------------------------
                 Los Angeles, CA
                 -------------------------------

Form 13F File Number: 28-
                         ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kashif Sheikh
         -------------------------------
Title:    CFO
         -------------------------------
Phone:    (213) 891-6339
         -------------------------------

Signature, Place, and Date of Signing:

/s/ Kashif Sheikh                   Los Angeles, CA
-------------------------------    -----------------   -------------
Kashif Sheikh                       [City, State]       [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

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                             OAKMONT CORP.
                               Form 13F
                             Oakmont Corp.
                          September 28, 2001

                                                                                                            Market
Security                                                   Cusip                         Quantity           Value
-----------------------------------------------------------------------------------------------------------------------

COMMON STOCK
AIRTRAN HOLDINGS INC                                                                      1,974,000       8,369,760.00
ALLERGAN, INC.                                                          18490102             79,500       5,270,850.00
APEX MORTGAGE CAPITAL                                                   30564101             51,666         537,326.40
ARIBA INC.                                                                                   10,121          18,825.06
BOEING CORPORATION                                                      97023105            410,000      13,735,000.00
CISCO SYSTEMS                                              17275R102                          7,108          86,575.44
DELPHI FINANCIAL GROUP, INC                                            247131105            470,508      15,903,179.65
EDISON SCHOOLS                                                                              740,000      11,174,000.00
ENRON                                                                  293561106            723,070      19,689,196.10
FREEPORT MCMORAN COPPER & GOLD CL A                        35671D105                          7,752          76,667.28
FREEPORT MCMORAN COPPER & GOLD CL B                        35671D857                         82,463         906,268.37
FUELCELL ENERGY INC.                                                                        177,000       2,621,370.00
I2 TECHNOLOGIES                                                        465754109             96,200         330,928.00
INTEL CORPORATION                                                      458140100             80,700       1,649,508.00
INVESTORS FINANCIAL SERVICES                                                              1,908,932     110,030,840.48
MCMORAN EXPLORATION                                                    582411104             12,895          70,280.20
PHYSIOMETRIX  INC.                                                                           11,200          11,872.00
PROBUSINESS SERVICES                                                   742674104            607,367       8,982,957.93
RATIONAL SOFTWARE CORP                                     75409P202                            694           6,010.04
SEI INVESTMENTS CO.                                                    784117103             91,500       2,928,000.00
SELETICA INC                                                                                 14,852          35,644.80
SIEBEL SYSTEMS INC.                                                    826170102             84,800       1,103,248.00
STRATUS PROPERTIES                                                     863167102             92,755         834,795.00
SUN MICROSYSTEMS                                                       866810104              1,337          11,056.99
SUPERGEN INC.                                                                                 8,000          56,400.00
SYNTROLEUM                                                                                1,137,600       5,335,344.00
TIFFANY                                                                886547108             50,000       1,082,500.00
                                                                                                    -------------------
                                                                                                        210,858,403.74
                                                                                                    -------------------


LIMITED PARTNERSHIP DISTRIBUTIONS
COMPUGEN                                                                                    122,825         366,018.50

CONVERTIBLE BONDS
ASIA PULP & PAPER                                          00202paa8                        185,000       1,256,150.00
COMPANY CONVERTIBLE
BOND 144A 3.5%

BNDES ex ERJ, 6.5%
June/Dec  - Call                                           059614ag2                     18,050,000      14,575,375.00
6.500% Due 06-15-06
                                                                                                    -------------------
                                                                                                         15,831,525.00
                                                                                                    -------------------

                                                                                                            Market
Security                                                   Cusip                         Quantity           Value
-----------------------------------------------------------------------------------------------------------------------
OTHER ASSETS
SEGA GAMEWORKS                                                                              193,536       1,000,581.12
WESTWAY II CLASS B                                         961691af9                      1,000,000       1,000,000.00
                                                                                                    -------------------
                                                                                                          2,000,581.12
                                                                                                    -------------------


CANADIAN COMMON STOCK
BONAVISTA PETROLEUM                                                                          43,700         643,550.23
Canadian Hunter Expl                                                   136046109            356,800       8,203,695.46
PARAMOUNT RESOURCES                                                                          55,700         436,771.10
Pancanadian Petroleum                                                                        82,500       1,970,032.35
RIO ALTO EXPLORATION, LTD                                                                   116,600       1,395,848.92
West Jet                                                                                    127,600       1,348,108.29
                                                                                                    -------------------
                                                                                                         13,998,006.35
                                                                                                    -------------------


MEXICAN COMMON STOCK
CORPORACION GEO S.A.                                                                        802,200         531,202.44
JUGOS DEL VALLE S.A.-                                                                     1,074,265         643,610.52
                                                                                                    -------------------
                                                                                                          1,174,812.96
                                                                                                    -------------------


RESTRICTED COMMON STOCK
INKTOMI CORP                                                                                  3,424           9,381.76
SELECTICA 144K                                                                                2,902           6,964.80
                                                                                                    -------------------
                                                                                                             16,346.56
                                                                                                    -------------------


EUROPEAN COMMON STOCK
Societe General-A                                                                         2,320,918     115,802,883.00


                                                                                                    -------------------
TOTAL PORTFOLIO                                                                                         360,048,577.23
                                                                                                    ===================
